Information Concerning the Group's Consolidated Operations - Revenues by Country of Origin and Other Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of revenue [line items]
Revenue	$ 16,725	$ 8,061	$ 27,380	$ 12,589
Research tax credit	1,505	1,404	2,842	3,336
Other subsidies and other	(36)	38	0	76
Other income	1,469	1,442	2,842	3,412
Total revenues and other income	18,193	9,504	30,222	16,002
France [Member]
Disclosure of revenue [line items]
Revenue	$ 16,725	$ 8,061	$ 27,380	$ 12,589